CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 2,155,361	$ 338,223	¥ 5,530,257	¥ 11,672,024
Operating cost and expenses:
Cost of revenues	(1,343,386)	(210,807)	(3,939,997)	(9,249,474)
Fulfilment	(202,026)	(31,702)	(450,104)	(965,883)
Sales and marketing	(296,049)	(46,457)	(806,140)	(1,187,462)
Technology and content	(124,854)	(19,592)	(202,817)	(315,167)
General and administrative	(226,110)	(35,482)	(261,877)	(277,487)
Total operating cost and expenses	(2,192,425)	(344,040)	(5,660,935)	(11,995,473)
Other operating income	54,416	8,539	33,218	68,646
Loss from operations	17,352	2,722	(97,460)	(254,803)
Financial income/(expense), net	80,061	12,563	(8,571)	121,370
Foreign exchange loss, net	(1,300)	(204)	(919)	(12,397)
Other non-operating income/(loss), net	112,909	17,718	(1,610)	8,497
Loss before income tax expense, and equity in income of affiliates, net of tax	209,022	32,799	(108,560)	(137,333)
Income tax benefit/(expense)	(60,501)	(9,494)	(39,298)	16,720
Equity in loss of affiliates, net of tax	(16,237)	(2,548)	(3,834)	(3,221)
Net (loss)/income	132,284	20,757	(151,692)	(123,834)
Less: net income/(loss) attributable to non- controlling interests shareholders	318	50	(5,346)	1,928
Net (loss)/income attributable to YUNJI INC.	131,966	20,707	(146,346)	(125,762)
Accretion on convertible redeemable preferred shares to redemption value	0	0	0	(1,532,013)
Net (loss)/income attributable to ordinary shareholders	131,966	20,707	(146,346)	(1,657,775)
Net (loss)/income	132,284	20,757	(151,692)	(123,834)
Other comprehensive (loss)/income
Foreign currency translation adjustment	(25,116)	(3,941)	(79,411)	33,298
Total comprehensive (loss)/income	107,168	16,816	(231,103)	(90,536)
Less: total comprehensive income/(loss) attributable to non-controlling interests shareholders	318	50	(5,346)	1,928
Total comprehensive (loss)/income attributable to YUNJI INC.	106,850	16,766	(225,757)	(92,464)
Net (loss)/income attributable to ordinary shareholders	¥ 131,966	$ 20,707	¥ (146,346)	¥ (1,657,775)
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic and diluted	2,139,963,573	2,139,963,573	2,125,906,398	1,818,487,917
Net (loss)/income per share attributable to ordinary shareholders
—Basic | (per share)	¥ 0.06	$ 0.01	¥ (0.07)	¥ (0.91)
—Diluted | (per share)	¥ 0.06	$ 0.01	¥ (0.07)	¥ (0.91)
Sales of merchandise, net
Revenues:
Total revenues	¥ 1,798,882	$ 282,284	¥ 4,829,397	¥ 10,548,322
MarketPlace Revenue
Revenues:
Total revenues	321,844	50,504	599,895	311,914
Other revenues
Revenues:
Total revenues	¥ 34,635	$ 5,435	¥ 100,965	¥ 811,788